Off-Balance Sheet Exposures	12 Months Ended
Mar. 31, 2023
Off-Balance Sheet Exposures [Abstract]
OFF-BALANCE SHEET EXPOSURES
15.	OFF-BALANCE SHEET EXPOSURES

Pursuant to agreements signed in October 2020 and January 2021, the Group has extended a credit facility of $1,000 to a new customer for 30 months expiring on April 5, 2023. The agreement and the credit facility were extended for a further 24 months based on a promissory note signed on May 30, 2023 and that the outstanding balance as of March 31, 2023 will be repaid by July 31, 2023. This credit facility is collateralized by the intellectual property rights of the customer, personal guarantees of the shareholders of the customer and 10% of the common stock of the customer. As of March 31, 2023, the customer has utilized $737 (2022: $699) of the credit facility and the amount was reflected in accounts receivable. The Group has an off-balance sheet exposure of credit facility of $263 as of March 31, 2023 (2022: $301). The allowance for expected credit losses for the utilized credit facility and unutilized credit facility were $475 and $28 respectively, as of March 31, 2023 (2022: $18 and $8 respectively).

Subsequently, this customer has fully settled the outstanding balance on July 6, 2023.